Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Schedule of Inventory
	December 31, 2025	December 31, 2024
Raw materials	$-	$-
Finished goods	-	-

Schedule of Future Amortization Expense
Year	Amount
2026	$4,050
2027	4,050
2028	4,050
2029	4,050
Thereafter	8,100
$24,300